Provisions for liabilities and charges (Details) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of other provisions [line items]
Provisions at beginning of the period	£ 3,323
Exchange and other adjustments	9
Provisions applied	(1,435)
Charge for the year	564
Provisions at end of the period	2,461
Provision for credit commitments
Disclosure of other provisions [line items]
Provisions at beginning of the period	177
Charge for the year	324
Provisions at end of the period	501
Payment protection insurance provision
Disclosure of other provisions [line items]
Provisions at beginning of the period	1,880
Provisions applied	(999)
Provisions at end of the period	881
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Provisions at beginning of the period	528
Exchange and other adjustments	9
Provisions applied	(319)
Charge for the year	177
Provisions at end of the period	395
Miscellaneous other provisions
Disclosure of other provisions [line items]
Provisions at beginning of the period	738
Provisions applied	(117)
Charge for the year	63
Provisions at end of the period	£ 684